Stock-Based Compensation Plans (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended
	Oct. 31, 2014	Jul. 31, 2014	Oct. 31, 2012	Oct. 31, 2013	Jul. 31, 2013	Nov. 09, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs	$ 276,000	$ 110,000
Total stock compensation expense recognized	29,000	36,000
Minimum service period to participate in employee stock purchase plan	9 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock compensation expense recognized	74,000	56,000
2000 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options, outstanding	$ 1.57	$ 1.60		$ 1.43	$ 1.41
Common stock authorized for issuance	1,950,000
Shareholder percent ownership of the company	10.00%
Employee stock purchase plan shares reserved for issuance	575,000
Shares issued	224,955	200,311
Purchase price as percent of fair market value	85.00%
Non-vested weighted average remaining vesting period	0 years	9 months
Maximum number of shares per employee per year	5,000
2000 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options, outstanding	$ 2.74
Stock option grants exercisable period	10 years
2000 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options, outstanding	$ 0.49
Stock option grants exercisable period	5 years
2010 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options, outstanding	$ 2.24	$ 2.16		$ 1.24	$ 1.25
Shares issued						1,850,000
Non-vested weighted average remaining vesting period	2 years 9 months 18 days	1 year 5 months 27 days
2010 Stock Option Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued						1,525,000
2010 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options, outstanding	$ 3.30	$ 2.50
2010 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options, outstanding	$ 0.58	$ 0.58
Executive Bonus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock compensation expense recognized	2,000
Shares vest	4,500			13,500
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 22,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross			18,000